SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Oct. 09, 2017	Oct. 06, 2017	Aug. 11, 2013	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares issued			1,000,000
Common stock, value				$ 80,737	$ 214,365
Subsequent Event [Member]
Common stock, shares issued	50,000	150,000
Common stock, value	$ 5,500	$ 15,000